Shareholder Report	12 Months Ended
	Jun. 30, 2025 USD ($) Holding	Jun. 30, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	The UBS Funds
Entity Central Index Key	0000886244
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000008182
Shareholder Report [Line Items]
Fund Name	UBS Global Allocation Fund
Class Name	Class A
Trading Symbol	BNGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS Global Allocation Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Material Fund Change Notice [Text Block]	This report describes notable changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$132	1.25%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

Asset allocation:

• Over the reporting period, overweights to credit, gold miners, and the Eurostoxx Banks Index were among the Fund’s biggest contributors to performance.

• The largest detractors were decisions on equity directionality around Liberation Day, regional preference for the US equities during the first quarter of 2025, and a decision to underweight German government bunds in the same quarter.

• The Fund finished the reporting period strongly with an underweight to the US Dollar versus the euro during the second quarter of 2025 and overweights to US and Emerging Market equities in June.

Bottom-up security selection:

International HALO Equity, US Large-Cap Value, US Large-Cap Growth, Emerging Markets Equity Opportunity (each of which is an internal strategy) and PACE High Yield Investments (which is a mutual fund) trailed their benchmarks over the reporting period, while PACE International Emerging Markets Equity Investments and PACE International Equity Investments (both of which are mutual funds) outperformed.

We use derivatives extensively for capital management, risk management, and expressing asset allocation views. We utilize various futures which include equity regional, equity style, fixed income regional in both government and corporate credit. Futures are sometimes used to manage overall regional exposure while increasing exposure to active managers. We also utilize futures to gain exposure to asset classes when limited by our max allocation to external ETFs by SEC rules.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with Load	MSCI All Country World Index (net)	FTSE World Government Bond Index (Hedged in USD)	60% MSCI All Country World Index (net)/40% FTSE World Government Bond Index (Hedged in USD)
6/30/15	$9,447	$10,000	$10,000	$10,000
9/30/15	$8,810	$9,055	$10,191	$9,501
12/31/15	$9,164	$9,510	$10,199	$9,795
3/31/16	$8,958	$9,533	$10,589	$9,971
6/30/16	$8,992	$9,627	$10,884	$10,142
9/30/16	$9,405	$10,138	$10,881	$10,462
12/31/16	$9,291	$10,258	$10,582	$10,421
3/31/17	$9,801	$10,967	$10,582	$10,850
6/30/17	$10,117	$11,436	$10,667	$11,162
9/30/17	$10,503	$12,028	$10,730	$11,534
12/31/17	$10,838	$12,717	$10,809	$11,962
3/31/18	$10,865	$12,595	$10,873	$11,931
6/30/18	$10,758	$12,662	$10,893	$11,979
9/30/18	$10,945	$13,204	$10,832	$12,257
12/31/18	$10,001	$11,520	$11,090	$11,420
3/31/19	$10,892	$12,923	$11,393	$12,376
6/30/19	$11,186	$13,390	$11,745	$12,812
9/30/19	$11,186	$13,386	$12,106	$12,972
12/31/19	$11,875	$14,584	$11,932	$13,583
3/31/20	$10,091	$11,468	$12,406	$11,990
6/30/20	$11,274	$13,672	$12,538	$13,399
9/30/20	$11,884	$14,784	$12,628	$14,097
12/31/20	$13,489	$16,955	$12,661	$15,349
3/31/21	$13,732	$17,730	$12,271	$15,575
6/30/21	$14,158	$19,041	$12,362	$16,308
9/30/21	$14,071	$18,840	$12,360	$16,207
12/31/21	$14,560	$20,098	$12,371	$16,867
3/31/22	$13,724	$19,020	$11,778	$16,007
6/30/22	$12,168	$16,042	$11,247	$14,204
9/30/22	$11,483	$14,948	$10,815	$13,414
12/31/22	$12,086	$16,407	$10,779	$14,178
3/31/23	$12,268	$17,606	$11,140	$14,991
6/30/23	$12,634	$18,693	$11,100	$15,524
9/30/23	$12,195	$18,057	$10,841	$15,067
12/31/23	$13,225	$20,050	$11,471	$16,419
3/31/24	$13,797	$21,693	$11,437	$17,199
6/30/24	$13,835	$22,316	$11,406	$17,478
9/30/24	$14,556	$23,792	$11,874	$18,458
12/31/24	$14,310	$23,556	$11,744	$18,270
3/31/25	$14,272	$23,244	$11,849	$18,194
6/30/25	$15,323	$25,923	$12,019	$19,548

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	10.76%	6.33%	4.96%
Class A with Load	4.65%	5.13%	4.36%
MSCI All Country World Index (net)	16.17%	13.65%	9.99%
FTSE World Government Bond Index (Hedged in USD)	5.38%	(0.84%)	1.86%
60% MSCI All Country World Index (net)/40% FTSE World Government Bond Index (Hedged in USD)	11.84%	7.85%	6.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Material Change Date		Jun. 30, 2024
AssetsNet	$ 146,379,206
Holdings Count | Holding	318
Advisory Fees Paid, Amount	$ 687,143
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$146,379,206
# of Portfolio Holdings	318
Portfolio Turnover Rate	112%
Total Advisory Fees Paid (includes Administration Fees)	$687,143

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Value	Value
U.S. government agency obligations	7.1%
Corporate bonds	13.3%
Exchange traded funds	19.2%
Investment companies	23.7%
Common stocks	25.9%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

PACE International Equity Investments, Class P2	11.9%
PACE High Yield Investments, Class P2	5.2
SPDR Portfolio High Yield Bond ETF	5.0
UBS Emerging Markets Equity Opportunity Fund, Class P2	4.5
SPDR Bloomberg Emerging Markets Local Bond ETF	4.0

Material Fund Change [Text Block]

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended June 30, 2024.

The annual fund operating expenses increased by 0.04% from June 30, 2024 to June 30, 2025 as a result of certain shareholder meeting related expenses that were accrued for and expensed during the most recent fiscal year ended June 30, 2025. These expenses related to a special meeting of the Fund’s shareholders that was held in November 2023. The Fund is not required to hold annual meetings of shareholders, and although the most recent shareholder meeting was held towards the end of 2023, certain expenses related to that meeting still needed to be accrued for and expensed during the most recent fiscal year ended June 30, 2025.

Material Fund Change Expenses [Text Block]

The annual fund operating expenses increased by 0.04% from June 30, 2024 to June 30, 2025 as a result of certain shareholder meeting related expenses that were accrued for and expensed during the most recent fiscal year ended June 30, 2025. These expenses related to a special meeting of the Fund’s shareholders that was held in November 2023. The Fund is not required to hold annual meetings of shareholders, and although the most recent shareholder meeting was held towards the end of 2023, certain expenses related to that meeting still needed to be accrued for and expensed during the most recent fiscal year ended June 30, 2025.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended June 30, 2024.
C000008185
Shareholder Report [Line Items]
Fund Name	UBS Global Allocation Fund
Class Name	Class P
Trading Symbol	BPGLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS Global Allocation Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Material Fund Change Notice [Text Block]	This report describes notable changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$106	1.00%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

Asset allocation:

• Over the reporting period, overweights to credit, gold miners, and the Eurostoxx Banks Index were among the Fund’s biggest contributors to performance.

• The largest detractors were decisions on equity directionality around Liberation Day, regional preference for the US equities during the first quarter of 2025, and a decision to underweight German government bunds in the same quarter.

• The Fund finished the reporting period strongly with an underweight to the US Dollar versus the euro during the second quarter of 2025 and overweights to US and Emerging Market equities in June.

Bottom-up security selection:

International HALO Equity, US Large-Cap Value, US Large-Cap Growth, Emerging Markets Equity Opportunity (each of which is an internal strategy) and PACE High Yield Investments (which is a mutual fund) trailed their benchmarks over the reporting period, while PACE International Emerging Markets Equity Investments and PACE International Equity Investments (both of which are mutual funds) outperformed.

We use derivatives extensively for capital management, risk management, and expressing asset allocation views. We utilize various futures which include equity regional, equity style, fixed income regional in both government and corporate credit. Futures are sometimes used to manage overall regional exposure while increasing exposure to active managers. We also utilize futures to gain exposure to asset classes when limited by our max allocation to external ETFs by SEC rules.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class P	MSCI All Country World Index (net)	FTSE World Government Bond Index (Hedged in USD)	60% MSCI All Country World Index (net)/40% FTSE World Government Bond Index (Hedged in USD)
6/30/15	$10,000	$10,000	$10,000	$10,000
9/30/15	$9,340	$9,055	$10,191	$9,501
12/31/15	$9,719	$9,510	$10,199	$9,795
3/31/16	$9,505	$9,533	$10,589	$9,971
6/30/16	$9,550	$9,627	$10,884	$10,142
9/30/16	$9,996	$10,138	$10,881	$10,462
12/31/16	$9,872	$10,258	$10,582	$10,421
3/31/17	$10,420	$10,967	$10,582	$10,850
6/30/17	$10,777	$11,436	$10,667	$11,162
9/30/17	$11,180	$12,028	$10,730	$11,534
12/31/17	$11,559	$12,717	$10,809	$11,962
3/31/18	$11,586	$12,595	$10,873	$11,931
6/30/18	$11,484	$12,662	$10,893	$11,979
9/30/18	$11,689	$13,204	$10,832	$12,257
12/31/18	$10,684	$11,520	$11,090	$11,420
3/31/19	$11,642	$12,923	$11,393	$12,376
6/30/19	$11,968	$13,390	$11,745	$12,812
9/30/19	$11,968	$13,386	$12,106	$12,972
12/31/19	$12,718	$14,584	$11,932	$13,583
3/31/20	$10,814	$11,468	$12,406	$11,990
6/30/20	$12,090	$13,672	$12,538	$13,399
9/30/20	$12,748	$14,784	$12,628	$14,097
12/31/20	$14,478	$16,955	$12,661	$15,349
3/31/21	$14,752	$17,730	$12,271	$15,575
6/30/21	$15,219	$19,041	$12,362	$16,308
9/30/21	$15,127	$18,840	$12,360	$16,207
12/31/21	$15,669	$20,098	$12,371	$16,867
3/31/22	$14,784	$19,020	$11,778	$16,007
6/30/22	$13,122	$16,042	$11,247	$14,204
9/30/22	$12,382	$14,948	$10,815	$13,414
12/31/22	$13,036	$16,407	$10,779	$14,178
3/31/23	$13,239	$17,606	$11,140	$14,991
6/30/23	$13,645	$18,693	$11,100	$15,524
9/30/23	$13,188	$18,057	$10,841	$15,067
12/31/23	$14,298	$20,050	$11,471	$16,419
3/31/24	$14,922	$21,693	$11,437	$17,199
6/30/24	$14,974	$22,316	$11,406	$17,478
9/30/24	$15,767	$23,792	$11,874	$18,458
12/31/24	$15,523	$23,556	$11,744	$18,270
3/31/25	$15,483	$23,244	$11,849	$18,194
6/30/25	$16,636	$25,923	$12,019	$19,548

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P	11.10%	6.59%	5.22%
MSCI All Country World Index (net)	16.17%	13.65%	9.99%
FTSE World Government Bond Index (Hedged in USD)	5.38%	(0.84%)	1.86%
60% MSCI All Country World Index (net)/40% FTSE World Government Bond Index (Hedged in USD)	11.84%	7.85%	6.93%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Material Change Date		Jun. 30, 2024
AssetsNet	$ 146,379,206
Holdings Count | Holding	318
Advisory Fees Paid, Amount	$ 687,143
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$146,379,206
# of Portfolio Holdings	318
Portfolio Turnover Rate	112%
Total Advisory Fees Paid (includes Administration Fees)	$687,143

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Value	Value
U.S. government agency obligations	7.1%
Corporate bonds	13.3%
Exchange traded funds	19.2%
Investment companies	23.7%
Common stocks	25.9%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

PACE International Equity Investments, Class P2	11.9%
PACE High Yield Investments, Class P2	5.2
SPDR Portfolio High Yield Bond ETF	5.0
UBS Emerging Markets Equity Opportunity Fund, Class P2	4.5
SPDR Bloomberg Emerging Markets Local Bond ETF	4.0

Material Fund Change [Text Block]

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended June 30, 2024.

The annual fund operating expenses increased by 0.04% from June 30, 2024 to June 30, 2025 as a result of certain shareholder meeting related expenses that were accrued for and expensed during the most recent fiscal year ended June 30, 2025. These expenses related to a special meeting of the Fund’s shareholders that was held in November 2023. The Fund is not required to hold annual meetings of shareholders, and although the most recent shareholder meeting was held towards the end of 2023, certain expenses related to that meeting still needed to be accrued for and expensed during the most recent fiscal year ended June 30, 2025.

Material Fund Change Expenses [Text Block]

The annual fund operating expenses increased by 0.04% from June 30, 2024 to June 30, 2025 as a result of certain shareholder meeting related expenses that were accrued for and expensed during the most recent fiscal year ended June 30, 2025. These expenses related to a special meeting of the Fund’s shareholders that was held in November 2023. The Fund is not required to hold annual meetings of shareholders, and although the most recent shareholder meeting was held towards the end of 2023, certain expenses related to that meeting still needed to be accrued for and expensed during the most recent fiscal year ended June 30, 2025.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended June 30, 2024.
C000008502
Shareholder Report [Line Items]
Fund Name	UBS Emerging Markets Equity Opportunity Fund
Class Name	Class P
Trading Symbol	UEMPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS Emerging Markets Equity Opportunity Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$107	1.00%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• On a sector level, stock selection within Communication Services and Utilities added value

• On a stock level, Nebius, OTP Bank, and Ping An Insurance were among the top contributors

• The Fund's holding in Nebius (incorporated in the Netherlands, Communication Services) was the top contributor to results over the reporting period. Nebius added performance as it resumed trading on Nasdaq following the full sale of its Russian assets. The company focuses on full-stack cloud AI solutions. We exited the position during the 4th quarter 2024 after the stock resumed trading.

• The Fund’s position in OTP Bank (Hungary, Financials) was also additive for returns. OTP outperformed on the back of strong quarterly results in 4th quarter 2024 and 1st quarter 2025.

What didn’t work:

• On a sector level, stock selection within Consumer Discretionary and Energy detracted

• On a stock level, Samsung Electronics, Kia, and Axis Bank were among the main detractors

• The Fund’s position in Samsung Electronics (Korea, Information Technology) was a headwind for returns. The stock underperformed amid concerns about the memory cycle, and intensification of competition in lower-end Dynamic Random Access Memory demand coming from Chinese tech companies. The Fund continues to hold onto the stock as we believe the company is trading at attractive valuations and is likely to close the gap with the leaders in HBM (high bandwidth memory) going forward.

• The Fund's position in Kia (Korea, Consumer Discretionary) also contributed negatively to performance. The stock underperformed on concerns over potential US auto tariffs. The company has been working to protect its profit margins by expanding local production as part of its broader US localization strategy. The Fund continues to hold onto the stock as we closely monitor the progress with tariff negotiations.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class P	MSCI Emerging Markets Index (net)
1/31/19	$10,000	$10,000
3/31/19	$10,336	$10,107
6/30/19	$10,404	$10,168
9/30/19	$10,034	$9,736
12/31/19	$11,410	$10,889
3/31/20	$8,747	$8,319
6/30/20	$10,595	$9,823
9/30/20	$11,548	$10,762
12/31/20	$14,125	$12,882
3/31/21	$14,172	$13,177
6/30/21	$14,357	$13,842
9/30/21	$13,025	$12,722
12/31/21	$12,716	$12,555
3/31/22	$11,002	$11,679
6/30/22	$9,804	$10,342
9/30/22	$8,786	$9,145
12/31/22	$9,409	$10,032
3/31/23	$9,647	$10,429
6/30/23	$9,726	$10,523
9/30/23	$9,357	$10,215
12/31/23	$10,179	$11,018
3/31/24	$10,260	$11,279
6/30/24	$10,772	$11,843
9/30/24	$11,203	$12,876
12/31/24	$10,357	$11,845
3/31/25	$10,998	$12,192
6/30/25	$12,183	$13,653

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 1/31/19
Class P	13.10%	2.83%	3.13%
MSCI Emerging Markets Index (net)	15.29%	6.81%	4.98%

Performance Inception Date	Jan. 31, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 408,702,760
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 581,378
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$408,702,760
# of Portfolio Holdings	40
Portfolio Turnover Rate	57%
Total Advisory Fees Paid (includes Administration Fees)	$581,378

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Industrials	6.4%
Consumer Discretionary	11.6%
Communication Services	12.7%
Information Technology	23.3%
Financials	23.4%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.4%
Tencent Holdings Ltd.	8.0
Reliance Industries Ltd.	4.6
HDFC Bank Ltd.	4.4
SK Hynix, Inc.	3.9

Material Fund Change [Text Block]
C000200986
Shareholder Report [Line Items]
Fund Name	UBS Emerging Markets Equity Opportunity Fund
Class Name	Class P2
Trading Symbol	EMPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS Emerging Markets Equity Opportunity Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Material Fund Change Notice [Text Block]	This report describes notable changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$34	0.32%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• On a sector level, stock selection within Communication Services and Utilities added value

• On a stock level, Nebius, OTP Bank, and Ping An Insurance were among the top contributors

• The Fund's holding in Nebius (incorporated in the Netherlands, Communication Services) was the top contributor to results over the reporting period. Nebius added performance as it resumed trading on Nasdaq following the full sale of its Russian assets. The company focuses on full-stack cloud AI solutions. We exited the position during the 4th quarter 2024 after the stock resumed trading.

• The Fund’s position in OTP Bank (Hungary, Financials) was also additive for returns. OTP outperformed on the back of strong quarterly results in 4th quarter 2024 and 1st quarter 2025.

What didn’t work:

• On a sector level, stock selection within Consumer Discretionary and Energy detracted

• On a stock level, Samsung Electronics, Kia, and Axis Bank were among the main detractors

• The Fund’s position in Samsung Electronics (Korea, Information Technology) was a headwind for returns. The stock underperformed amid concerns about the memory cycle, and intensification of competition in lower-end Dynamic Random Access Memory demand coming from Chinese tech companies. The Fund continues to hold onto the stock as we believe the company is trading at attractive valuations and is likely to close the gap with the leaders in HBM (high bandwidth memory) going forward.

• The Fund's position in Kia (Korea, Consumer Discretionary) also contributed negatively to performance. The stock underperformed on concerns over potential US auto tariffs. The company has been working to protect its profit margins by expanding local production as part of its broader US localization strategy. The Fund continues to hold onto the stock as we closely monitor the progress with tariff negotiations.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class P2	MSCI Emerging Markets Index (net)
6/4/18	$10,000	$10,000
6/30/18	$9,410	$9,365
9/30/18	$9,010	$9,262
12/31/18	$8,159	$8,571
3/31/19	$9,286	$9,421
6/30/19	$9,366	$9,478
9/30/19	$9,055	$9,076
12/31/19	$10,319	$10,150
3/31/20	$7,920	$7,755
6/30/20	$9,616	$9,157
9/30/20	$10,505	$10,032
12/31/20	$12,879	$12,008
3/31/21	$12,953	$12,282
6/30/21	$13,142	$12,902
9/30/21	$11,956	$11,858
12/31/21	$11,696	$11,703
3/31/22	$10,140	$10,886
6/30/22	$9,055	$9,640
9/30/22	$8,124	$8,524
12/31/22	$8,727	$9,351
3/31/23	$8,971	$9,721
6/30/23	$9,057	$9,809
9/30/23	$8,727	$9,522
12/31/23	$9,506	$10,271
3/31/24	$9,607	$10,514
6/30/24	$10,100	$11,039
9/30/24	$10,529	$12,002
12/31/24	$9,745	$11,041
3/31/25	$10,372	$11,364
6/30/25	$11,509	$12,727

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 6/4/18
Class P2	13.95%	3.66%	2.01%
MSCI Emerging Markets Index (net)	15.29%	6.81%	3.47%

Performance Inception Date	Jun. 04, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Material Change Date		Jun. 30, 2024
AssetsNet	$ 408,702,760
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 581,378
InvestmentCompanyPortfolioTurnover	57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$408,702,760
# of Portfolio Holdings	40
Portfolio Turnover Rate	57%
Total Advisory Fees Paid (includes Administration Fees)	$581,378

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Industrials	6.4%
Consumer Discretionary	11.6%
Communication Services	12.7%
Information Technology	23.3%
Financials	23.4%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	9.4%
Tencent Holdings Ltd.	8.0
Reliance Industries Ltd.	4.6
HDFC Bank Ltd.	4.4
SK Hynix, Inc.	3.9

Material Fund Change [Text Block]

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended June 30, 2024.

The annual fund operating expenses increased by 0.07% from June 30, 2024 to June 30, 2025 as a result of an increase in various expenses including, but not limited to, custody, legal and loan commitment fees. Although expenses increased over the past fiscal year, UBS Asset Management (Americas) LLC, the Advisor, has agreed to waive its fees and/or reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, dividend expense and security loan fees for securities sold short and extraordinary expenses, such as proxy related expenses) to the extent necessary to limit the Fund's ordinary operating expenses (with the aforementioned exclusions still applying) to not exceed 0.40%.

Material Fund Change Expenses [Text Block]

The annual fund operating expenses increased by 0.07% from June 30, 2024 to June 30, 2025 as a result of an increase in various expenses including, but not limited to, custody, legal and loan commitment fees. Although expenses increased over the past fiscal year, UBS Asset Management (Americas) LLC, the Advisor, has agreed to waive its fees and/or reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, dividend expense and security loan fees for securities sold short and extraordinary expenses, such as proxy related expenses) to the extent necessary to limit the Fund's ordinary operating expenses (with the aforementioned exclusions still applying) to not exceed 0.40%.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended June 30, 2024.
C000205441
Shareholder Report [Line Items]
Fund Name	UBS Engage For Impact Fund
Class Name	Class P
Trading Symbol	UEIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS Engage For Impact Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Material Fund Change Notice [Text Block]	This report describes notable changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$93	0.85%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Stock selection in Information Technology and Consumer Staples contributed positively to performance.

• The individual stock positions that contributed to performance the most were:

     • Broadcom performed well over the period due to continued enthusiasm over artificial intelligence (AI).

     • Spectris shares soared after it was revealed that in June 2025 the company had received a cash offer at an 85% premium to its previous closing share price from Advent International. This fueled hopes of a bidding war, with KKR offering a rival bid.

     • AIB Group shares outperformed as strong profitability from higher net interest income set the stage for large share buybacks.

What didn’t work:

• Stock selection in Industrials and Consumer Discretionary contributed negatively to performance.

• The individual stock positions that negatively impacted performance the most were:

     • Galp Energia shares declined in Q3 2024 as Exxon withdrew from the company’s Namibia oil sale. The share price was further weighed by weaker oil prices. The stock was sold during the reporting period.

     • Enphase Energy shares came under pressure as higher rates weighed on the cost of finance solar installations, and softening demand due to strong Chinese competition in Europe hurt revenue. The stock was sold during the reporting period.

     • AstraZeneca shares underperformed due to softer revenues that slightly missed expectations, in addition to a setback in their lung cancer drug trial. The Fund continues to hold the stock.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class P	MSCI All Country World Index (net)
10/24/18	$10,000	$10,000
12/31/18	$9,316	$9,577
3/31/19	$10,657	$10,743
6/30/19	$10,827	$11,131
9/30/19	$10,527	$11,128
12/31/19	$11,519	$12,124
3/31/20	$8,580	$9,534
6/30/20	$10,419	$11,366
9/30/20	$11,180	$12,290
12/31/20	$13,470	$14,095
3/31/21	$14,237	$14,739
6/30/21	$14,765	$15,829
9/30/21	$14,816	$15,662
12/31/21	$15,657	$16,707
3/31/22	$13,896	$15,812
6/30/22	$11,623	$13,336
9/30/22	$10,912	$12,426
12/31/22	$12,158	$13,639
3/31/23	$12,617	$14,636
6/30/23	$13,123	$15,540
9/30/23	$12,993	$15,011
12/31/23	$14,159	$16,667
3/31/24	$15,107	$18,034
6/30/24	$14,917	$18,551
9/30/24	$16,102	$19,778
12/31/24	$15,635	$19,582
3/31/25	$15,151	$19,323
6/30/25	$17,869	$21,550

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 10/24/18
Class P	19.79%	11.39%	9.08%
MSCI All Country World Index (net)	16.17%	13.65%	12.18%

Performance Inception Date	Oct. 24, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Material Change Date		Jun. 30, 2024
AssetsNet	$ 52,112,415
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$52,112,415
# of Portfolio Holdings	45
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (includes Administration Fees)	$0

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Staples	8.4%
Industrials	11.7%
Health Care	14.3%
Financials	16.0%
Information Technology	32.2%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Microsoft Corp.	6.3%
Broadcom, Inc.	5.4
Danone SA	4.1
AIB Group PLC	3.7
Spectris PLC	3.7

Material Fund Change [Text Block]

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended June 30, 2024.

The annual fund operating expenses declined by 0.03% from June 30, 2024 to June 30, 2025, because the expenses for the fiscal year ended June 30, 2024, included costs related to a special meeting of the Fund’s shareholders borne by the Fund. These shareholder meeting related expenses were accrued for and fully expensed during the fiscal year ended June 30, 2024. The Fund is not required to hold annual meetings of shareholders, and one was not held during the fiscal year ended June 30, 2025.

Material Fund Change Expenses [Text Block]

The annual fund operating expenses declined by 0.03% from June 30, 2024 to June 30, 2025, because the expenses for the fiscal year ended June 30, 2024, included costs related to a special meeting of the Fund’s shareholders borne by the Fund. These shareholder meeting related expenses were accrued for and fully expensed during the fiscal year ended June 30, 2024. The Fund is not required to hold annual meetings of shareholders, and one was not held during the fiscal year ended June 30, 2025.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended June 30, 2024.
C000225935
Shareholder Report [Line Items]
Fund Name	UBS Engage For Impact Fund
Class Name	Class P2
Trading Symbol	EIPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS Engage For Impact Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Material Fund Change Notice [Text Block]	This report describes notable changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$28	0.25%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Stock selection in Information Technology and Consumer Staples contributed positively to performance.

• The individual stock positions that contributed to performance the most were:

     • Broadcom performed well over the period due to continued enthusiasm over artificial intelligence (AI).

     • Spectris shares soared after it was revealed that in June 2025 the company had received a cash offer at an 85% premium to its previous closing share price from Advent International. This fueled hopes of a bidding war, with KKR offering a rival bid.

     • AIB Group shares outperformed as strong profitability from higher net interest income set the stage for large share buybacks.

What didn’t work:

• Stock selection in Industrials and Consumer Discretionary contributed negatively to performance.

• The individual stock positions that negatively impacted performance the most were:

     • Galp Energia shares declined in Q3 2024 as Exxon withdrew from the company’s Namibia oil sale. The share price was further weighed by weaker oil prices. The stock was sold during the reporting period.

     • Enphase Energy shares came under pressure as higher rates weighed on the cost of finance solar installations, and softening demand due to strong Chinese competition in Europe hurt revenue. The stock was sold during the reporting period.

     • AstraZeneca shares underperformed due to softer revenues that slightly missed expectations, in addition to a setback in their lung cancer drug trial. The Fund continues to hold the stock.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class P2	MSCI All Country World Index (net)
2/23/21	$10,000	$10,000
3/31/21	$10,088	$10,012
6/30/21	$10,477	$10,753
9/30/21	$10,535	$10,639
12/31/21	$11,150	$11,350
3/31/22	$9,904	$10,741
6/30/22	$8,301	$9,059
9/30/22	$7,802	$8,441
12/31/22	$8,706	$9,265
3/31/23	$9,043	$9,942
6/30/23	$9,431	$10,556
9/30/23	$9,355	$10,197
12/31/23	$10,205	$11,323
3/31/24	$10,907	$12,251
6/30/24	$10,778	$12,602
9/30/24	$11,652	$13,436
12/31/24	$11,331	$13,303
3/31/25	$11,000	$13,126
6/30/25	$12,989	$14,639

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 2/23/21
Class P2	20.51%	6.20%
MSCI All Country World Index (net)	16.17%	9.16%

Performance Inception Date	Feb. 23, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Material Change Date		Jun. 30, 2024
AssetsNet	$ 52,112,415
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$52,112,415
# of Portfolio Holdings	45
Portfolio Turnover Rate	29%
Total Advisory Fees Paid (includes Administration Fees)	$0

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Staples	8.4%
Industrials	11.7%
Health Care	14.3%
Financials	16.0%
Information Technology	32.2%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Microsoft Corp.	6.3%
Broadcom, Inc.	5.4
Danone SA	4.1
AIB Group PLC	3.7
Spectris PLC	3.7

Material Fund Change [Text Block]

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended June 30, 2024.

The annual fund operating expenses declined by 0.03% from June 30, 2024 to June 30, 2025, because the expenses for the fiscal year ended June 30, 2024, included costs related to a special meeting of the Fund’s shareholders borne by the Fund. These shareholder meeting related expenses were accrued for and fully expensed during the fiscal year ended June 30, 2024. The Fund is not required to hold annual meetings of shareholders, and one was not held during the fiscal year ended June 30, 2025.

Material Fund Change Expenses [Text Block]

The annual fund operating expenses declined by 0.03% from June 30, 2024 to June 30, 2025, because the expenses for the fiscal year ended June 30, 2024, included costs related to a special meeting of the Fund’s shareholders borne by the Fund. These shareholder meeting related expenses were accrued for and fully expensed during the fiscal year ended June 30, 2024. The Fund is not required to hold annual meetings of shareholders, and one was not held during the fiscal year ended June 30, 2025.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended June 30, 2024.
C000008186
Shareholder Report [Line Items]
Fund Name	UBS International Sustainable Equity Fund
Class Name	Class A
Trading Symbol	BNIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS International Sustainable Equity Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$138	1.26%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Stock selection in Health Care and Financials contributed positively to performance over the reporting period.

• Several individual stock positions added value during the 12-month period. The largest contributors were:

     • Not owning Novo Nordisk contributed positively to relative performance as shares declined on mounting concerns the company is continuing to cede market share to Eli Lilly in the obesity drug space.

     • AIB Group shares outperformed as strong profitability from higher net interest income set the stage for large share buybacks.

     • St. James’s Place shares rallied on strong earnings, and investors were optimistic about the company’s strategic plans, supported by revisions to their fee structure and cost cutting initiatives over the next five years.

What didn’t work:

• Stock selection in Industrials and Energy contributed negatively to performance over the reporting period.

• The individual stock positions that negatively impacted performance the most were:

     • Schlumberger was the main detractor as shares declined on some weak results, in addition to uncertainty around the Middle East which is their largest source of revenue. High political tensions and restraints by OPEC impacted some project development, however, the company has seen strong gains in earnings and revenue. We exited this position shortly after the Fund's fiscal year ended.

     • SK Hynix share price weakness was driven by concerns around increased competition in the high bandwidth memory (HBM) market and potential downward price pressures. We have since exited this position.

     • James Hardie Industries shares fell, retracing much of the strong performance from earlier in Q3 2024 due to some pressure from softer US housing data which show a decline in existing homes sales to a 14-year low, in addition to lower housing starts and permits. We have since exited this position.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with Load	MSCI World ex USA Net (USD)
6/30/15	$9,451	$10,000
9/30/15	$8,224	$8,943
12/31/15	$8,615	$9,293
3/31/16	$8,161	$9,112
6/30/16	$8,121	$9,016
9/30/16	$8,605	$9,583
12/31/16	$8,523	$9,549
3/31/17	$9,171	$10,199
6/30/17	$9,861	$10,773
9/30/17	$10,540	$11,379
12/31/17	$11,159	$11,860
3/31/18	$11,086	$11,618
6/30/18	$10,617	$11,532
9/30/18	$10,815	$11,682
12/31/18	$9,268	$10,189
3/31/19	$10,221	$11,254
6/30/19	$10,603	$11,680
9/30/19	$10,295	$11,571
12/31/19	$11,342	$12,481
3/31/20	$8,769	$9,577
6/30/20	$10,313	$11,047
9/30/20	$10,924	$11,590
12/31/20	$12,772	$13,427
3/31/21	$12,989	$13,970
6/30/21	$13,520	$14,759
9/30/21	$13,249	$14,662
12/31/21	$13,169	$15,122
3/31/22	$12,264	$14,395
6/30/22	$10,859	$12,285
9/30/22	$9,645	$11,156
12/31/22	$11,276	$12,961
3/31/23	$12,074	$14,001
6/30/23	$12,562	$14,425
9/30/23	$12,101	$13,833
12/31/23	$12,985	$15,287
3/31/24	$13,516	$16,141
6/30/24	$13,584	$16,044
9/30/24	$14,702	$17,289
12/31/24	$13,809	$16,005
3/31/25	$14,472	$16,998
6/30/25	$16,171	$19,045

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	19.04%	9.41%	5.52%
Class A with Load	12.50%	8.18%	4.92%
MSCI World ex USA Net (USD)	18.70%	11.51%	6.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 159,848,936
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 644,285
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$159,848,936
# of Portfolio Holdings	65
Portfolio Turnover Rate	45%
Total Advisory Fees Paid (includes Administration Fees)	$644,285

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Discretionary	11.8%
Health Care	12.3%
Information Technology	15.2%
Industrials	17.0%
Financials	23.2%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Sony Group Corp.	3.9%
AIB Group PLC	3.6
Banco Bilbao Vizcaya Argentaria SA	2.7
ITOCHU Corp.	2.7
Unilever PLC	2.4

Material Fund Change [Text Block]
C000008189
Shareholder Report [Line Items]
Fund Name	UBS International Sustainable Equity Fund
Class Name	Class P
Trading Symbol	BNUEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS International Sustainable Equity Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$111	1.01%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Stock selection in Health Care and Financials contributed positively to performance over the reporting period.

• Several individual stock positions added value during the 12-month period. The largest contributors were:

     • Not owning Novo Nordisk contributed positively to relative performance as shares declined on mounting concerns the company is continuing to cede market share to Eli Lilly in the obesity drug space.

     • AIB Group shares outperformed as strong profitability from higher net interest income set the stage for large share buybacks.

     • St. James’s Place shares rallied on strong earnings, and investors were optimistic about the company’s strategic plans, supported by revisions to their fee structure and cost cutting initiatives over the next five years.

What didn’t work:

• Stock selection in Industrials and Energy contributed negatively to performance over the reporting period.

• The individual stock positions that negatively impacted performance the most were:

     • Schlumberger was the main detractor as shares declined on some weak results, in addition to uncertainty around the Middle East which is their largest source of revenue. High political tensions and restraints by OPEC impacted some project development, however, the company has seen strong gains in earnings and revenue. We exited this position shortly after the Fund's fiscal year ended.

     • SK Hynix share price weakness was driven by concerns around increased competition in the high bandwidth memory (HBM) market and potential downward price pressures. We have since exited this position.

     • James Hardie Industries shares fell, retracing much of the strong performance from earlier in Q3 2024 due to some pressure from softer US housing data which show a decline in existing homes sales to a 14-year low, in addition to lower housing starts and permits. We have since exited this position.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class P	MSCI World ex USA Net (USD)
6/30/15	$10,000	$10,000
9/30/15	$8,716	$8,943
12/31/15	$9,129	$9,293
3/31/16	$8,659	$9,112
6/30/16	$8,617	$9,016
9/30/16	$9,139	$9,583
12/31/16	$9,056	$9,549
3/31/17	$9,743	$10,199
6/30/17	$10,485	$10,773
9/30/17	$11,216	$11,379
12/31/17	$11,882	$11,860
3/31/18	$11,816	$11,618
6/30/18	$11,318	$11,532
9/30/18	$11,539	$11,682
12/31/18	$9,896	$10,189
3/31/19	$10,912	$11,254
6/30/19	$11,329	$11,680
9/30/19	$11,002	$11,571
12/31/19	$12,133	$12,481
3/31/20	$9,386	$9,577
6/30/20	$11,057	$11,047
9/30/20	$11,710	$11,590
12/31/20	$13,706	$13,427
3/31/21	$13,950	$13,970
6/30/21	$14,529	$14,759
9/30/21	$14,239	$14,662
12/31/21	$14,163	$15,122
3/31/22	$13,205	$14,395
6/30/22	$11,696	$12,285
9/30/22	$10,392	$11,156
12/31/22	$12,166	$12,961
3/31/23	$13,028	$14,001
6/30/23	$13,568	$14,425
9/30/23	$13,072	$13,833
12/31/23	$14,039	$15,287
3/31/24	$14,613	$16,141
6/30/24	$14,702	$16,044
9/30/24	$15,924	$17,289
12/31/24	$14,968	$16,005
3/31/25	$15,702	$16,998
6/30/25	$17,543	$19,045

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P	19.32%	9.67%	5.78%
MSCI World ex USA Net (USD)	18.70%	11.51%	6.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 159,848,936
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 644,285
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$159,848,936
# of Portfolio Holdings	65
Portfolio Turnover Rate	45%
Total Advisory Fees Paid (includes Administration Fees)	$644,285

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Discretionary	11.8%
Health Care	12.3%
Information Technology	15.2%
Industrials	17.0%
Financials	23.2%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Sony Group Corp.	3.9%
AIB Group PLC	3.6
Banco Bilbao Vizcaya Argentaria SA	2.7
ITOCHU Corp.	2.7
Unilever PLC	2.4

Material Fund Change [Text Block]
C000222877
Shareholder Report [Line Items]
Fund Name	UBS International Sustainable Equity Fund
Class Name	Class P2
Trading Symbol	ESPTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS International Sustainable Equity Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$29	0.26%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Stock selection in Health Care and Financials contributed positively to performance over the reporting period.

• Several individual stock positions added value during the 12-month period. The largest contributors were:

     • Not owning Novo Nordisk contributed positively to relative performance as shares declined on mounting concerns the company is continuing to cede market share to Eli Lilly in the obesity drug space.

     • AIB Group shares outperformed as strong profitability from higher net interest income set the stage for large share buybacks.

     • St. James’s Place shares rallied on strong earnings, and investors were optimistic about the company’s strategic plans, supported by revisions to their fee structure and cost cutting initiatives over the next five years.

What didn’t work:

• Stock selection in Industrials and Energy contributed negatively to performance over the reporting period.

• The individual stock positions that negatively impacted performance the most were:

     • Schlumberger was the main detractor as shares declined on some weak results, in addition to uncertainty around the Middle East which is their largest source of revenue. High political tensions and restraints by OPEC impacted some project development, however, the company has seen strong gains in earnings and revenue. We exited this position shortly after the Fund's fiscal year ended.

     • SK Hynix share price weakness was driven by concerns around increased competition in the high bandwidth memory (HBM) market and potential downward price pressures. We have since exited this position.

     • James Hardie Industries shares fell, retracing much of the strong performance from earlier in Q3 2024 due to some pressure from softer US housing data which show a decline in existing homes sales to a 14-year low, in addition to lower housing starts and permits. We have since exited this position.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class P2	MSCI World ex USA Net (USD)
10/30/20	$10,000	$10,000
12/31/20	$11,924	$12,059
3/31/21	$12,156	$12,546
6/30/21	$12,691	$13,255
9/30/21	$12,459	$13,167
12/31/21	$12,418	$13,581
3/31/22	$11,600	$12,928
6/30/22	$10,300	$11,033
9/30/22	$9,157	$10,019
12/31/22	$10,751	$11,640
3/31/23	$11,528	$12,574
6/30/23	$12,033	$12,955
9/30/23	$11,619	$12,423
12/31/23	$12,494	$13,729
3/31/24	$13,034	$14,496
6/30/24	$13,126	$14,409
9/30/24	$14,247	$15,527
12/31/24	$13,418	$14,374
3/31/25	$14,100	$15,265
6/30/25	$15,786	$17,104

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 10/30/20
Class P2	20.26%	10.28%
MSCI World ex USA Net (USD)	18.70%	12.19%

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 159,848,936
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 644,285
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$159,848,936
# of Portfolio Holdings	65
Portfolio Turnover Rate	45%
Total Advisory Fees Paid (includes Administration Fees)	$644,285

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Consumer Discretionary	11.8%
Health Care	12.3%
Information Technology	15.2%
Industrials	17.0%
Financials	23.2%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Sony Group Corp.	3.9%
AIB Group PLC	3.6
Banco Bilbao Vizcaya Argentaria SA	2.7
ITOCHU Corp.	2.7
Unilever PLC	2.4

Material Fund Change [Text Block]
C000220414
Shareholder Report [Line Items]
Fund Name	UBS US Dividend Ruler Fund
Class Name	Class P
Trading Symbol	DVRUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS US Dividend Ruler Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$57	0.52%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Stock selection within the information technology, financials, and health care sectors were additive to performance relative to the S&P 500 index.

• Within sectors, the Fund’s overweight to financials and industrials were positive contributors.

• Several holdings were beneficial for absolute performance, including:

     • Broadcom shares rallied on an expanding market opportunity from select hyperscaler customers. Broadcom saw accelerating demand for its custom AI chips in both training and inference workloads.

     • Oracle shares rose due to high demand for its Oracle Cloud Infrastructure platform, robust backlog growth, and rising long-term revenue and earnings targets.

     • Shares of JPMorgan Chase performed well given resilient net interest income results coupled with expectations of an improving capital markets and regulatory backdrop.

What didn't work:

• Stock selection within utilities, real estate, and consumer discretionary were the largest relative detractors.

• Within sectors, the portfolio’s underweight to communication services was the largest detractor.

• Several holdings weighed on absolute performance, including:

     • UnitedHealth Group was a sharp underperformer, primarily in the second quarter of 2025 following a reduction and subsequent withdrawal of its 2025 guidance amid rising medical costs and lower reimbursement rates for its Medicare Advantage business. We removed UnitedHealth from the Fund in May.

     • Shares of Phillips 66 struggled due to weak demand for refined oil products. The split outcome of its proxy battle with activist Elliott Investment Management also disappointed. We removed Phillips 66 from the Fund in June 2025.

     • Prologis shares were weak due to higher long-term interest rates and excess warehouse capacity in its key markets. Additional Fed rate cuts and a pro-growth policy agenda should ultimately boost industrial warehouse demand. We continue to hold the stock.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class P	S&P 500 Index
7/9/20	$10,000	$10,000
9/30/20	$10,440	$10,708
12/31/20	$11,534	$12,009
3/31/21	$12,281	$12,750
6/30/21	$12,937	$13,840
9/30/21	$12,906	$13,921
12/31/21	$14,221	$15,456
3/31/22	$13,764	$14,745
6/30/22	$12,289	$12,371
9/30/22	$11,603	$11,767
12/31/22	$13,236	$12,657
3/31/23	$13,545	$13,606
6/30/23	$14,205	$14,795
9/30/23	$13,588	$14,311
12/31/23	$15,031	$15,984
3/31/24	$16,291	$17,671
6/30/24	$16,664	$18,428
9/30/24	$18,133	$19,513
12/31/24	$18,187	$19,983
3/31/25	$17,830	$19,130
6/30/25	$19,857	$21,223

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 7/9/20
Class P	19.16%	14.78%
S&P 500 Index	15.16%	16.33%

Performance Inception Date	Jul. 09, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 267,001,740
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 476,036
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$267,001,740
# of Portfolio Holdings	33
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (includes Administration Fees)	$476,036

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Health Care	7.8%
Consumer Discretionary	8.9%
Industrials	13.6%
Financials	19.5%
Information Technology	33.6%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Microsoft Corp.	10.4%
Broadcom, Inc.	6.8
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.8
JPMorgan Chase & Co.	4.7
Oracle Corp.	4.6

Material Fund Change [Text Block]
C000241422
Shareholder Report [Line Items]
Fund Name	UBS US Dividend Ruler Fund
Class Name	Class P2
Trading Symbol	DVRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS US Dividend Ruler Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$20	0.18%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Stock selection within the information technology, financials, and health care sectors were additive to performance relative to the S&P 500 index.

• Within sectors, the Fund’s overweight to financials and industrials were positive contributors.

• Several holdings were beneficial for absolute performance, including:

     • Broadcom shares rallied on an expanding market opportunity from select hyperscaler customers. Broadcom saw accelerating demand for its custom AI chips in both training and inference workloads.

     • Oracle shares rose due to high demand for its Oracle Cloud Infrastructure platform, robust backlog growth, and rising long-term revenue and earnings targets.

     • Shares of JPMorgan Chase performed well given resilient net interest income results coupled with expectations of an improving capital markets and regulatory backdrop.

What didn't work:

• Stock selection within utilities, real estate, and consumer discretionary were the largest relative detractors.

• Within sectors, the portfolio’s underweight to communication services was the largest detractor.

• Several holdings weighed on absolute performance, including:

     • UnitedHealth Group was a sharp underperformer, primarily in the second quarter of 2025 following a reduction and subsequent withdrawal of its 2025 guidance amid rising medical costs and lower reimbursement rates for its Medicare Advantage business. We removed UnitedHealth from the Fund in May.

     • Shares of Phillips 66 struggled due to weak demand for refined oil products. The split outcome of its proxy battle with activist Elliott Investment Management also disappointed. We removed Phillips 66 from the Fund in June 2025.

     • Prologis shares were weak due to higher long-term interest rates and excess warehouse capacity in its key markets. Additional Fed rate cuts and a pro-growth policy agenda should ultimately boost industrial warehouse demand. We continue to hold the stock.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class P2	S&P 500 Index
3/15/23	$10,000	$10,000
3/31/23	$10,512	$10,565
4/30/23	$10,744	$10,730
5/31/23	$10,529	$10,777
6/30/23	$11,033	$11,489
7/31/23	$11,322	$11,858
8/31/23	$11,050	$11,669
9/30/23	$10,562	$11,113
10/31/23	$10,430	$10,879
11/30/23	$11,289	$11,872
12/31/23	$11,691	$12,412
1/31/24	$11,905	$12,620
2/29/24	$12,366	$13,294
3/31/24	$12,691	$13,722
4/30/24	$12,101	$13,162
5/31/24	$12,460	$13,814
6/30/24	$12,991	$14,310
7/31/24	$13,393	$14,484
8/31/24	$13,812	$14,835
9/30/24	$14,145	$15,152
10/31/24	$13,957	$15,015
11/30/24	$14,547	$15,896
12/31/24	$14,201	$15,517
1/31/25	$14,695	$15,949
2/28/25	$14,606	$15,741
3/31/25	$13,932	$14,854
4/30/25	$13,752	$14,754
5/31/25	$14,695	$15,682
6/30/25	$15,531	$16,480

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 3/15/23
Class P2	19.55%	21.16%
S&P 500 Index	15.16%	24.34%

Performance Inception Date	Mar. 15, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 267,001,740
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 476,036
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$267,001,740
# of Portfolio Holdings	33
Portfolio Turnover Rate	35%
Total Advisory Fees Paid (includes Administration Fees)	$476,036

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Health Care	7.8%
Consumer Discretionary	8.9%
Industrials	13.6%
Financials	19.5%
Information Technology	33.6%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Microsoft Corp.	10.4%
Broadcom, Inc.	6.8
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.8
JPMorgan Chase & Co.	4.7
Oracle Corp.	4.6

Material Fund Change [Text Block]
C000220415
Shareholder Report [Line Items]
Fund Name	UBS US Quality Growth At Reasonable Price Fund
Class Name	Class P
Trading Symbol	QGRPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS US Quality Growth At Reasonable Price Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$56	0.52%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.52%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

• Stock selection in the health care sector was a contributor to performance relative to the Russell 1000 Growth Index.

• Within sectors, our underweight to consumer staples and overweight to financials were positive contributors to relative performance.

• Several holdings were beneficial for absolute performance, including:

     • NVIDIA shares continued to benefit from robust AI capital spending by major US hyperscalers and nascent opportunities with recently announced sovereign AI projects.

     • Broadcom shares rallied on an expanding market opportunity from select hyperscaler customers. Broadcom saw accelerating demand for its custom AI chips in both training and inference workloads.

     • Meta shares delivered strong gains as the company has been one of the few to demonstrably illustrate a healthy return on investment for its AI initiatives. Meta’s AI-driven recommendations and tools have led to increased user time spent and advertiser adoption.

What didn’t work:

• Stock selection in consumer discretionary was a detractor from relative performance.

• Within sectors, our overweight to health care detracted from performance.

• Several individual holdings weighed on absolute performance, including:

     • Shares of AMD declined as the company’s AI-focused sales failed to meet elevated investor expectations. We removed AMD from the Fund in March 2025.

     • Eli Lilly shares struggled in the first half of 2025 amid broader industry concerns over drug price reforms. Despite this, Eli Lilly appears well positioned given its competitive anti-obesity product portfolio. We continue to hold the stock.

     • UnitedHealth Group was a sharp underperformer, primarily in the second quarter of 2025 following a reduction and subsequent withdrawal of its 2025 guidance amid rising medical costs and lower reimbursement rates for its Medicare Advantage business. We removed UnitedHealth from the Fund in May.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class P	Russell 1000 Growth Index	S&P 500 Index
7/9/20	$10,000	$10,000	$10,000
9/30/20	$10,600	$10,783	$10,708
12/31/20	$11,463	$12,011	$12,009
3/31/21	$11,884	$12,125	$12,750
6/30/21	$13,149	$13,572	$13,840
9/30/21	$13,309	$13,729	$13,921
12/31/21	$14,809	$15,326	$15,456
3/31/22	$13,445	$13,940	$14,745
6/30/22	$11,037	$11,024	$12,371
9/30/22	$10,458	$10,627	$11,767
12/31/22	$11,023	$10,861	$12,657
3/31/23	$12,025	$12,421	$13,606
6/30/23	$13,309	$14,012	$14,795
9/30/23	$12,944	$13,573	$14,311
12/31/23	$14,938	$15,496	$15,984
3/31/24	$16,489	$17,264	$17,671
6/30/24	$17,433	$18,703	$18,428
9/30/24	$18,072	$19,300	$19,513
12/31/24	$18,695	$20,664	$19,983
3/31/25	$17,328	$18,598	$19,130
6/30/25	$20,149	$21,942	$21,223

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 7/9/20
Class P	15.58%	15.12%
Russell 1000 Growth Index	17.32%	17.11%
S&P 500 Index	15.16%	16.33%

Performance Inception Date	Jul. 09, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 336,099,020
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 900,840
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$336,099,020
# of Portfolio Holdings	32
Portfolio Turnover Rate	30%
Total Advisory Fees Paid (includes Administration Fees)	$900,840

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Health Care	10.0%
Communication Services	10.2%
Financials	10.4%
Consumer Discretionary	13.6%
Information Technology	47.5%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Microsoft Corp.	13.8%
NVIDIA Corp.	12.6
Amazon.com, Inc.	7.7
Apple, Inc.	6.6
Meta Platforms, Inc., Class A	6.4

Material Fund Change [Text Block]
C000008206
Shareholder Report [Line Items]
Fund Name	UBS U.S. Small Cap Growth Fund
Class Name	Class A
Trading Symbol	BNSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS U.S. Small Cap Growth Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Material Fund Change Notice [Text Block]	This report describes notable changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$120	1.24%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

The underweight position in the Health Care sector, along with stock selection within Consumer Staples, positively impacted relative performance.

• Duolingo (DUOL), a mobile platform for learning foreign languages, achieved strong sales and earnings growth through robust user metrics, AI integration, and new learning journeys.

• CyberArk (CYBR), a provider of solutions for protecting privileged accounts from cyber threats, exhibited strong growth due to an evolving threat landscape, acquisition of new clients, realization of synergies, and heightened emphasis on securing machine identities.

• ATI (ATI), a specialty materials manufacturer, benefitted from earnings growth acceleration and its reclassification from Metals and Mining to the Aerospace and Defense industry by GICS, reflecting the significant impact that Aerospace and Defense segment has had on its current and future performance.

What didn't work:

Stock selection had a negative impact across multiple sectors, with the largest detractors being the Information Technology, Health Care, Industrials, and Materials sectors.

• Weatherford (WFRD), an oil field services and equipment provider, fell due to concerns of reduced oil field activity amid lower commodity prices. The stock was sold during the reporting period.

• Aspen Aerogels (ASPN), a developer and manufacturer of high-performance aerogel materials, underperformed after failing to obtain a Department of Energy loan for its Georgia manufacturing plant, and shifting political priorities impacted the company’s future prospects. The stock was sold during the reporting period.

• Universal Display (OLED), a provider of organic light-emitting diode technologies and materials, underperformed due to the slower-than-anticipated commercialization of its blue OLED technology and weaker-than-expected financial results. We continued to hold this stock at the end of the reporting period.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with Load	Russell 2000 Growth Index	Russell 3000 Index TR (USD)
6/30/15	$9,451	$10,000	$10,000
9/30/15	$7,986	$8,694	$9,275
12/31/15	$8,325	$9,069	$9,857
3/31/16	$7,360	$8,645	$9,952
6/30/16	$7,790	$8,925	$10,214
9/30/16	$8,580	$9,748	$10,663
12/31/16	$8,856	$10,096	$11,112
3/31/17	$9,418	$10,636	$11,750
6/30/17	$9,640	$11,103	$12,104
9/30/17	$9,939	$11,793	$12,658
12/31/17	$10,550	$12,334	$13,460
3/31/18	$11,019	$12,617	$13,373
6/30/18	$12,163	$13,530	$13,893
9/30/18	$13,283	$14,277	$14,883
12/31/18	$10,054	$11,186	$12,754
3/31/19	$12,093	$13,104	$14,545
6/30/19	$12,887	$13,464	$15,141
9/30/19	$11,960	$12,902	$15,317
12/31/19	$13,033	$14,372	$16,711
3/31/20	$9,986	$10,669	$13,218
6/30/20	$14,090	$13,932	$16,130
9/30/20	$16,245	$14,929	$17,615
12/31/20	$20,872	$19,349	$20,201
3/31/21	$21,965	$20,292	$21,483
6/30/21	$22,535	$21,087	$23,253
9/30/21	$22,190	$19,895	$23,230
12/31/21	$21,905	$19,898	$25,385
3/31/22	$19,705	$17,385	$24,045
6/30/22	$15,028	$14,038	$20,029
9/30/22	$14,822	$14,072	$19,135
12/31/22	$15,703	$14,653	$20,509
3/31/23	$16,227	$15,543	$21,982
6/30/23	$17,166	$16,639	$23,825
9/30/23	$15,812	$15,421	$23,050
12/31/23	$17,833	$17,387	$25,833
3/31/24	$20,071	$18,705	$28,421
6/30/24	$18,935	$18,159	$29,335
9/30/24	$20,257	$19,687	$31,162
12/31/24	$19,820	$20,022	$31,983
3/31/25	$16,457	$17,796	$30,473
6/30/25	$17,811	$19,926	$33,822

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class A	(5.94%)	4.80%	6.54%
Class A with Load	(11.12%)	3.62%	5.94%
Russell 2000 Growth Index	9.73%	7.42%	7.14%
Russell 3000 Index TR (USD)	15.30%	15.96%	12.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Material Change Date		Jun. 30, 2024
AssetsNet	$ 99,369,611
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 661,865
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$99,369,611
# of Portfolio Holdings	86
Portfolio Turnover Rate	76%
Total Advisory Fees Paid (includes Administration Fees)	$661,865

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Financials	7.5%
Consumer Discretionary	12.4%
Health Care	16.9%
Information Technology	24.2%
Industrials	25.5%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

CyberArk Software Ltd.	2.2%
Varonis Systems, Inc.	2.2
Shift4 Payments, Inc., Class A	2.1
Itron, Inc.	2.0
Sterling Infrastructure, Inc.	1.9

Material Fund Change [Text Block]

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended June 30, 2024.

UBS Asset Management (Americas) LLC, the Fund’s investment advisor, decided to cease offering the investment strategy pursued by the Fund (namely, the US Small Cap Growth strategy). In light of the above, the Fund’s board decided to liquidate and dissolve the Fund. The liquidation was completed on August 1, 2025.

Material Fund Change Strategies [Text Block]

UBS Asset Management (Americas) LLC, the Fund’s investment advisor, decided to cease offering the investment strategy pursued by the Fund (namely, the US Small Cap Growth strategy). In light of the above, the Fund’s board decided to liquidate and dissolve the Fund. The liquidation was completed on August 1, 2025.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended June 30, 2024.
C000008209
Shareholder Report [Line Items]
Fund Name	UBS U.S. Small Cap Growth Fund
Class Name	Class P
Trading Symbol	BISCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS U.S. Small Cap Growth Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Material Fund Change Notice [Text Block]	This report describes notable changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$96	0.99%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

What worked:

The underweight position in the Health Care sector, along with stock selection within Consumer Staples, positively impacted relative performance.

• Duolingo (DUOL), a mobile platform for learning foreign languages, achieved strong sales and earnings growth through robust user metrics, AI integration, and new learning journeys.

• CyberArk (CYBR), a provider of solutions for protecting privileged accounts from cyber threats, exhibited strong growth due to an evolving threat landscape, acquisition of new clients, realization of synergies, and heightened emphasis on securing machine identities.

• ATI (ATI), a specialty materials manufacturer, benefitted from earnings growth acceleration and its reclassification from Metals and Mining to the Aerospace and Defense industry by GICS, reflecting the significant impact that Aerospace and Defense segment has had on its current and future performance.

What didn't work:

Stock selection had a negative impact across multiple sectors, with the largest detractors being the Information Technology, Health Care, Industrials, and Materials sectors.

• Weatherford (WFRD), an oil field services and equipment provider, fell due to concerns of reduced oil field activity amid lower commodity prices. The stock was sold during the reporting period.

• Aspen Aerogels (ASPN), a developer and manufacturer of high-performance aerogel materials, underperformed after failing to obtain a Department of Energy loan for its Georgia manufacturing plant, and shifting political priorities impacted the company’s future prospects. The stock was sold during the reporting period.

• Universal Display (OLED), a provider of organic light-emitting diode technologies and materials, underperformed due to the slower-than-anticipated commercialization of its blue OLED technology and weaker-than-expected financial results. We continued to hold this stock at the end of the reporting period.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class P	Russell 2000 Growth Index	Russell 3000 Index TR (USD)
6/30/15	$10,000	$10,000	$10,000
9/30/15	$8,455	$8,694	$9,275
12/31/15	$8,816	$9,069	$9,857
3/31/16	$7,806	$8,645	$9,952
6/30/16	$8,261	$8,925	$10,214
9/30/16	$9,107	$9,748	$10,663
12/31/16	$9,406	$10,096	$11,112
3/31/17	$10,009	$10,636	$11,750
6/30/17	$10,251	$11,103	$12,104
9/30/17	$10,573	$11,793	$12,658
12/31/17	$11,235	$12,334	$13,460
3/31/18	$11,739	$12,617	$13,373
6/30/18	$12,967	$13,530	$13,893
9/30/18	$14,173	$14,277	$14,883
12/31/18	$10,733	$11,186	$12,754
3/31/19	$12,918	$13,104	$14,545
6/30/19	$13,776	$13,464	$15,141
9/30/19	$12,791	$12,902	$15,317
12/31/19	$13,948	$14,372	$16,711
3/31/20	$10,687	$10,669	$13,218
6/30/20	$15,102	$13,932	$16,130
9/30/20	$17,418	$14,929	$17,615
12/31/20	$22,388	$19,349	$20,201
3/31/21	$23,578	$20,292	$21,483
6/30/21	$24,207	$21,087	$23,253
9/30/21	$23,848	$19,895	$23,230
12/31/21	$23,557	$19,898	$25,385
3/31/22	$21,205	$17,385	$24,045
6/30/22	$16,186	$14,038	$20,029
9/30/22	$15,964	$14,072	$19,135
12/31/22	$16,934	$14,653	$20,509
3/31/23	$17,508	$15,543	$21,982
6/30/23	$18,531	$16,639	$23,825
9/30/23	$17,080	$15,421	$23,050
12/31/23	$19,271	$17,387	$25,833
3/31/24	$21,705	$18,705	$28,421
6/30/24	$20,488	$18,159	$29,335
9/30/24	$21,939	$19,687	$31,162
12/31/24	$21,471	$20,022	$31,983
3/31/25	$17,839	$17,796	$30,473
6/30/25	$19,319	$19,926	$33,822

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P	(5.70%)	5.05%	6.81%
Russell 2000 Growth Index	9.73%	7.42%	7.14%
Russell 3000 Index TR (USD)	15.30%	15.96%	12.96%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Material Change Date		Jun. 30, 2024
AssetsNet	$ 99,369,611
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 661,865
InvestmentCompanyPortfolioTurnover	76.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$99,369,611
# of Portfolio Holdings	86
Portfolio Turnover Rate	76%
Total Advisory Fees Paid (includes Administration Fees)	$661,865

Holdings [Text Block]

Top 5 Sectors (% of Net Assets)

Value	Value
Financials	7.5%
Consumer Discretionary	12.4%
Health Care	16.9%
Information Technology	24.2%
Industrials	25.5%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

CyberArk Software Ltd.	2.2%
Varonis Systems, Inc.	2.2
Shift4 Payments, Inc., Class A	2.1
Itron, Inc.	2.0
Sterling Infrastructure, Inc.	1.9

Material Fund Change [Text Block]

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended June 30, 2024.

UBS Asset Management (Americas) LLC, the Fund’s investment advisor, decided to cease offering the investment strategy pursued by the Fund (namely, the US Small Cap Growth strategy). In light of the above, the Fund’s board decided to liquidate and dissolve the Fund. The liquidation was completed on August 1, 2025.

Material Fund Change Strategies [Text Block]

UBS Asset Management (Americas) LLC, the Fund’s investment advisor, decided to cease offering the investment strategy pursued by the Fund (namely, the US Small Cap Growth strategy). In light of the above, the Fund’s board decided to liquidate and dissolve the Fund. The liquidation was completed on August 1, 2025.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended June 30, 2024.
C000205444
Shareholder Report [Line Items]
Fund Name	UBS Sustainable Development Bank Bond Fund
Class Name	Class P
Trading Symbol	UDBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS Sustainable Development Bank Bond Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$26	0.25%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

The Fund seeks to minimize tracking error relative to the Solactive Global Multilateral Development Bank Bond USD 40% 1–5 Year / 60% 5–10 Year Total Return Index (before fees and expenses), which is designed to measure the performance of the U.S. dollar-denominated multilateral development bank bond market. During the reporting period, yields on 10-year U.S. Treasury bonds declined, although less sharply than those on 2-year U.S. Treasury bonds. This dynamic led to a steepening of the U.S. Treasury yield curve. By the end of the reporting period, the yield on the 10-year U.S. Treasury bond was 0.49% higher than that of the 2-year bond, resulting in a yield curve that was no longer inverted.

What worked:

• Issue selection contributed positively to relative performance, primarily driven by the favorable performance of out-of-benchmark holdings.

• Trading related to client flows and index rebalancing also added to relative performance, as some trades were executed under more favorable conditions than those reflected in the index pricing.

What didn’t work:

• Duration positioning was a detractor from returns. Active deviations were mainly caused by flows which led to a slight overweight of the portfolio duration compared to the benchmark duration.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class P	Bloomberg U.S. Treasury Index	Solactive UBS Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index	Bloomberg US Aggregate Bond Index
10/24/18	$10,000	$10,000	$10,000	$10,000
12/31/18	$10,213	$10,287	$10,266	$10,219
3/31/19	$10,473	$10,504	$10,489	$10,520
6/30/19	$10,775	$10,820	$10,803	$10,844
9/30/19	$10,956	$11,080	$11,001	$11,090
12/31/19	$10,907	$10,992	$10,957	$11,110
3/31/20	$11,507	$11,894	$11,557	$11,460
6/30/20	$11,639	$11,950	$11,702	$11,792
9/30/20	$11,678	$11,971	$11,752	$11,865
12/31/20	$11,649	$11,872	$11,712	$11,944
3/31/21	$11,286	$11,367	$11,349	$11,541
6/30/21	$11,442	$11,566	$11,531	$11,752
9/30/21	$11,445	$11,576	$11,517	$11,758
12/31/21	$11,366	$11,596	$11,464	$11,760
3/31/22	$10,785	$10,950	$10,885	$11,062
6/30/22	$10,511	$10,536	$10,617	$10,543
9/30/22	$10,097	$10,078	$10,193	$10,042
12/31/22	$10,183	$10,151	$10,295	$10,230
3/31/23	$10,473	$10,456	$10,585	$10,533
6/30/23	$10,327	$10,312	$10,446	$10,444
9/30/23	$10,163	$9,996	$10,288	$10,107
12/31/23	$10,644	$10,562	$10,771	$10,795
3/31/24	$10,576	$10,461	$10,710	$10,712
6/30/24	$10,636	$10,471	$10,773	$10,719
9/30/24	$11,123	$10,968	$11,280	$11,276
12/31/24	$10,809	$10,623	$10,967	$10,930
3/31/25	$11,130	$10,934	$11,291	$11,234
6/30/25	$11,330	$11,026	$11,490	$11,370

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 10/24/18
Class P	6.53%	(0.54%)	1.89%
Bloomberg U.S. Treasury Index	5.30%	(1.60%)	1.47%
Solactive UBS Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index	6.65%	(0.37%)	2.10%
Bloomberg US Aggregate Bond Index	6.08%	(0.73%)	1.94%

Performance Inception Date	Oct. 24, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 76,892,643
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$76,892,643
# of Portfolio Holdings	75
Portfolio Turnover Rate	49%
Total Advisory Fees Paid (includes Administration Fees)	$0

Holdings [Text Block]

Asset Class Allocation (% of Net Assets)

Value	Value
Short-Term Investments	1.2%
Non-U.S. government agency obligations	98.5%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Inter-American Development Bank (Supranationals), 1.125%, due 01/13/31	6.5%
International Bank for Reconstruction & Development (Supranationals), 4.625%, due 01/15/32	4.4
International Bank for Reconstruction & Development (Supranationals), 1.250%, due 02/10/31	3.5
Inter-American Development Bank (Supranationals), 4.500%, due 02/15/30	3.1
Kreditanstalt fuer Wiederaufbau (Supranationals), 4.625%, due 03/18/30	2.6

Material Fund Change [Text Block]
C000205443
Shareholder Report [Line Items]
Fund Name	UBS Sustainable Development Bank Bond Fund
Class Name	Class P2
Trading Symbol	UDBTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS Sustainable Development Bank Bond Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Portfolio performance summary

The Fund seeks to minimize tracking error relative to the Solactive Global Multilateral Development Bank Bond USD 40% 1–5 Year / 60% 5–10 Year Total Return Index (before fees and expenses), which is designed to measure the performance of the U.S. dollar-denominated multilateral development bank bond market. During the reporting period, yields on 10-year U.S. Treasury bonds declined, although less sharply than those on 2-year U.S. Treasury bonds. This dynamic led to a steepening of the U.S. Treasury yield curve. By the end of the reporting period, the yield on the 10-year U.S. Treasury bond was 0.49% higher than that of the 2-year bond, resulting in a yield curve that was no longer inverted.

What worked:

• Issue selection contributed positively to relative performance, primarily driven by the favorable performance of out-of-benchmark holdings.

• Trading related to client flows and index rebalancing also added to relative performance, as some trades were executed under more favorable conditions than those reflected in the index pricing.

What didn’t work:

• Duration positioning was a detractor from returns. Active deviations were mainly caused by flows which led to a slight overweight of the portfolio duration compared to the benchmark duration.

The Fund did not invest in derivatives during the reporting period.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class P2	Bloomberg U.S. Treasury Index	Solactive UBS Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index	Bloomberg US Aggregate Bond Index
10/30/20	$10,000	$10,000	$10,000	$10,000
12/31/20	$10,037	$10,012	$10,029	$10,112
3/31/21	$9,728	$9,586	$9,718	$9,771
6/30/21	$9,866	$9,753	$9,874	$9,950
9/30/21	$9,863	$9,762	$9,862	$9,955
12/31/21	$9,799	$9,779	$9,816	$9,956
3/31/22	$9,310	$9,234	$9,321	$9,365
6/30/22	$9,069	$8,885	$9,091	$8,926
9/30/22	$8,714	$8,499	$8,728	$8,502
12/31/22	$8,792	$8,560	$8,815	$8,661
3/31/23	$9,046	$8,818	$9,064	$8,917
6/30/23	$8,922	$8,696	$8,945	$8,842
9/30/23	$8,784	$8,430	$8,809	$8,556
12/31/23	$9,203	$8,907	$9,223	$9,140
3/31/24	$9,149	$8,822	$9,171	$9,069
6/30/24	$9,194	$8,830	$9,225	$9,075
9/30/24	$9,629	$9,249	$9,658	$9,546
12/31/24	$9,361	$8,959	$9,391	$9,254
3/31/25	$9,633	$9,220	$9,668	$9,511
6/30/25	$9,810	$9,299	$9,838	$9,626

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 10/30/20
Class P2	6.70%	(0.41%)
Bloomberg U.S. Treasury Index	5.30%	(1.55%)
Solactive UBS Global Multilateral Development Bank Bond USD 40% 1-5 Year 60% 5-10 Year Total Return Index	6.65%	(0.35%)
Bloomberg US Aggregate Bond Index	6.08%	(0.81%)

Performance Inception Date	Oct. 30, 2020
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
AssetsNet	$ 76,892,643
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$76,892,643
# of Portfolio Holdings	75
Portfolio Turnover Rate	49%
Total Advisory Fees Paid (includes Administration Fees)	$0

Holdings [Text Block]

Asset Class Allocation (% of Net Assets)

Value	Value
Short-Term Investments	1.2%
Non-U.S. government agency obligations	98.5%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Inter-American Development Bank (Supranationals), 1.125%, due 01/13/31	6.5%
International Bank for Reconstruction & Development (Supranationals), 4.625%, due 01/15/32	4.4
International Bank for Reconstruction & Development (Supranationals), 1.250%, due 02/10/31	3.5
Inter-American Development Bank (Supranationals), 4.500%, due 02/15/30	3.1
Kreditanstalt fuer Wiederaufbau (Supranationals), 4.625%, due 03/18/30	2.6

Material Fund Change [Text Block]
C000166868
Shareholder Report [Line Items]
Fund Name	UBS Multi Income Bond Fund
Class Name	Class A
Trading Symbol	UTBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS Multi Income Bond Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Material Fund Change Notice [Text Block]	This report describes notable changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance summary

What worked:

• An overweight position to investment grade corporate bonds was additive.

• The Fund’s tactical trading and general bias to be underweight duration relative to the index contributed to performance.

• The Fund’s emerging markets exposure contributed to performance.

What didn’t work:

• Tactical credit hedging employed at various junctures hurt performance when broader credit utilized within the portfolio otherwise rallied.

• Idiosyncratic foreign currency positions, both emerging markets and developed, detracted from performance.

During the reporting period, we used derivatives for risk management purposes and as a tool to help enhance returns across various strategies. A number of credit derivatives, including credit default swap index options and total return swaps, were used to manage the Fund’s credit exposure. For active currency management, we utilized foreign exchange forwards. For managing interest rate exposure, we utilized interest rate futures during the reporting period. Derivatives were just one tool, among others, that we used to implement our overall strategy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class A with Load	Bloomberg US Aggregate Bond Index
9/29/16	$9,627	$10,000
9/30/16	$9,608	$9,977
12/31/16	$9,331	$9,680
3/31/17	$9,415	$9,759
6/30/17	$9,598	$9,900
9/30/17	$9,692	$9,984
12/31/17	$9,762	$10,023
3/31/18	$9,611	$9,876
6/30/18	$9,491	$9,860
9/30/18	$9,531	$9,862
12/31/18	$9,530	$10,024
3/31/19	$9,913	$10,319
6/30/19	$10,215	$10,636
9/30/19	$10,465	$10,878
12/31/19	$10,517	$10,897
3/31/20	$10,380	$11,241
6/30/20	$10,863	$11,566
9/30/20	$11,025	$11,638
12/31/20	$11,174	$11,715
3/31/21	$10,810	$11,320
6/30/21	$11,039	$11,527
9/30/21	$11,025	$11,533
12/31/21	$10,980	$11,535
3/31/22	$10,303	$10,850
6/30/22	$9,504	$10,341
9/30/22	$9,351	$9,850
12/31/22	$9,666	$10,034
3/31/23	$9,907	$10,331
6/30/23	$9,907	$10,244
9/30/23	$9,666	$9,913
12/31/23	$10,285	$10,589
3/31/24	$10,260	$10,507
6/30/24	$10,228	$10,514
9/30/24	$10,704	$11,060
12/31/24	$10,431	$10,721
3/31/25	$10,630	$11,019
6/30/25	$10,792	$11,152

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 9/29/16
Class A	5.52%	(0.13%)	1.31%
Class A with Load	1.54%	(0.89%)	0.88%
Bloomberg US Aggregate Bond Index	6.08%	(0.73%)	1.25%

Performance Inception Date	Sep. 29, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Material Change Date		Jun. 30, 2024
AssetsNet	$ 42,435,167
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$42,435,167
# of Portfolio Holdings	189
Portfolio Turnover Rate	58%
Total Advisory Fees Paid (includes Administration Fees)	$0

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Value	Value
Short-Term Investments	1.3%
Mortgage-backed securities	4.3%
Non-U.S. government agency obligations	9.0%
Asset-backed securities	13.1%
Corporate bonds	67.0%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Brazil Notas do Tesouro Nacional, 10.000%, due 01/01/35	4.1%
Extra Space Storage LP, 5.400%, due 02/01/34	1.7
Regal Rexnord Corp., 6.300%, due 02/15/30	1.5
Global Payments, Inc., 5.400%, due 08/15/32	1.4
Boeing Co., 6.528%, due 05/01/34	1.4

Material Fund Change [Text Block]

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended June 30, 2024.

The annual fund operating expenses declined by 0.07% from June 30, 2024 to June 30, 2025, because the expenses for the fiscal year ended June 30, 2024, included costs related to a special meeting of the Fund’s shareholders borne by the Fund. These shareholder meeting related expenses were accrued for and fully expensed during the fiscal year ended June 30, 2024. The Fund is not required to hold annual meetings of shareholders, and one was not held during the fiscal year ended June 30, 2025.

Material Fund Change Expenses [Text Block]

The annual fund operating expenses declined by 0.07% from June 30, 2024 to June 30, 2025, because the expenses for the fiscal year ended June 30, 2024, included costs related to a special meeting of the Fund’s shareholders borne by the Fund. These shareholder meeting related expenses were accrued for and fully expensed during the fiscal year ended June 30, 2024. The Fund is not required to hold annual meetings of shareholders, and one was not held during the fiscal year ended June 30, 2025.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended June 30, 2024.
C000166870
Shareholder Report [Line Items]
Fund Name	UBS Multi Income Bond Fund
Class Name	Class P
Trading Symbol	UTBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS Multi Income Bond Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Material Fund Change Notice [Text Block]	This report describes notable changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance summary

What worked:

• An overweight position to investment grade corporate bonds was additive.

• The Fund’s tactical trading and general bias to be underweight duration relative to the index contributed to performance.

• The Fund’s emerging markets exposure contributed to performance.

What didn’t work:

• Tactical credit hedging employed at various junctures hurt performance when broader credit utilized within the portfolio otherwise rallied.

• Idiosyncratic foreign currency positions, both emerging markets and developed, detracted from performance.

During the reporting period, we used derivatives for risk management purposes and as a tool to help enhance returns across various strategies. A number of credit derivatives, including credit default swap index options and total return swaps, were used to manage the Fund’s credit exposure. For active currency management, we utilized foreign exchange forwards. For managing interest rate exposure, we utilized interest rate futures during the reporting period. Derivatives were just one tool, among others, that we used to implement our overall strategy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class P	Bloomberg US Aggregate Bond Index
6/30/15	$10,000	$10,000
9/30/15	$9,769	$10,123
12/31/15	$9,680	$10,065
3/31/16	$9,785	$10,371
6/30/16	$10,095	$10,600
9/30/16	$10,220	$10,649
12/31/16	$9,939	$10,332
3/31/17	$10,034	$10,416
6/30/17	$10,229	$10,567
9/30/17	$10,342	$10,656
12/31/17	$10,417	$10,698
3/31/18	$10,269	$10,542
6/30/18	$10,139	$10,525
9/30/18	$10,196	$10,527
12/31/18	$10,200	$10,699
3/31/19	$10,616	$11,014
6/30/19	$10,946	$11,353
9/30/19	$11,214	$11,611
12/31/19	$11,283	$11,632
3/31/20	$11,136	$11,998
6/30/20	$11,669	$12,345
9/30/20	$11,851	$12,422
12/31/20	$12,018	$12,505
3/31/21	$11,633	$12,083
6/30/21	$11,888	$12,304
9/30/21	$11,879	$12,310
12/31/21	$11,839	$12,312
3/31/22	$11,116	$11,581
6/30/22	$10,261	$11,038
9/30/22	$10,103	$10,513
12/31/22	$10,450	$10,710
3/31/23	$10,708	$11,027
6/30/23	$10,724	$10,934
9/30/23	$10,469	$10,581
12/31/23	$11,147	$11,302
3/31/24	$11,118	$11,215
6/30/24	$11,091	$11,222
9/30/24	$11,623	$11,805
12/31/24	$11,334	$11,444
3/31/25	$11,557	$11,762
6/30/25	$11,732	$11,904

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	10 Years
Class P	5.78%	0.11%	1.61%
Bloomberg US Aggregate Bond Index	6.08%	(0.73%)	1.76%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Material Change Date		Jun. 30, 2024
AssetsNet	$ 42,435,167
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$42,435,167
# of Portfolio Holdings	189
Portfolio Turnover Rate	58%
Total Advisory Fees Paid (includes Administration Fees)	$0

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Value	Value
Short-Term Investments	1.3%
Mortgage-backed securities	4.3%
Non-U.S. government agency obligations	9.0%
Asset-backed securities	13.1%
Corporate bonds	67.0%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Brazil Notas do Tesouro Nacional, 10.000%, due 01/01/35	4.1%
Extra Space Storage LP, 5.400%, due 02/01/34	1.7
Regal Rexnord Corp., 6.300%, due 02/15/30	1.5
Global Payments, Inc., 5.400%, due 08/15/32	1.4
Boeing Co., 6.528%, due 05/01/34	1.4

Material Fund Change [Text Block]

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended June 30, 2024.

The annual fund operating expenses declined by 0.08% from June 30, 2024 to June 30, 2025, because the expenses for the fiscal year ended June 30, 2024, included costs related to a special meeting of the Fund’s shareholders borne by the Fund. These shareholder meeting related expenses were accrued for and fully expensed during the fiscal year ended June 30, 2024. The Fund is not required to hold annual meetings of shareholders, and one was not held during the fiscal year ended June 30, 2025.

Material Fund Change Expenses [Text Block]

The annual fund operating expenses declined by 0.08% from June 30, 2024 to June 30, 2025, because the expenses for the fiscal year ended June 30, 2024, included costs related to a special meeting of the Fund’s shareholders borne by the Fund. These shareholder meeting related expenses were accrued for and fully expensed during the fiscal year ended June 30, 2024. The Fund is not required to hold annual meetings of shareholders, and one was not held during the fiscal year ended June 30, 2025.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended June 30, 2024.
C000237722
Shareholder Report [Line Items]
Fund Name	UBS Multi Income Bond Fund
Class Name	Class P2
Trading Symbol	UTBTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about UBS Multi Income Bond Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.ubs.com/port-info. You can also request this information by contacting us at 1-800-647 1568.
Material Fund Change Notice [Text Block]	This report describes notable changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-647 1568
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P2	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Performance summary

What worked:

• An overweight position to investment grade corporate bonds was additive.

• The Fund’s tactical trading and general bias to be underweight duration relative to the index contributed to performance.

• The Fund’s emerging markets exposure contributed to performance.

What didn’t work:

• Tactical credit hedging employed at various junctures hurt performance when broader credit utilized within the portfolio otherwise rallied.

• Idiosyncratic foreign currency positions, both emerging markets and developed, detracted from performance.

During the reporting period, we used derivatives for risk management purposes and as a tool to help enhance returns across various strategies. A number of credit derivatives, including credit default swap index options and total return swaps, were used to manage the Fund’s credit exposure. For active currency management, we utilized foreign exchange forwards. For managing interest rate exposure, we utilized interest rate futures during the reporting period. Derivatives were just one tool, among others, that we used to implement our overall strategy.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
	Class P2	Bloomberg US Aggregate Bond Index
10/11/23	$10,000	$10,000
10/31/23	$9,871	$9,826
11/30/23	$10,289	$10,271
12/31/23	$10,685	$10,664
1/31/24	$10,676	$10,635
2/29/24	$10,577	$10,485
3/31/24	$10,671	$10,582
4/30/24	$10,434	$10,314
5/31/24	$10,600	$10,489
6/30/24	$10,665	$10,589
7/31/24	$10,925	$10,836
8/31/24	$11,035	$10,992
9/30/24	$11,181	$11,139
10/31/24	$10,928	$10,863
11/30/24	$11,011	$10,977
12/31/24	$10,911	$10,798
1/31/25	$11,008	$10,855
2/28/25	$11,165	$11,094
3/31/25	$11,139	$11,098
4/30/25	$11,119	$11,142
5/31/25	$11,101	$11,062
6/30/25	$11,329	$11,232

Average Annual Return [Table Text Block]
AATR	1 Year	Since Inception 10/11/23
Class P2	6.23%	7.52%
Bloomberg US Aggregate Bond Index	6.08%	6.99%

Performance Inception Date	Oct. 11, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or a redemption of Fund shares.
Material Change Date		Jun. 30, 2024
AssetsNet	$ 42,435,167
Holdings Count | Holding	189
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	58.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS	Value
Total Net Assets	$42,435,167
# of Portfolio Holdings	189
Portfolio Turnover Rate	58%
Total Advisory Fees Paid (includes Administration Fees)	$0

Holdings [Text Block]

Top 5 Asset Classes (% of Net Assets)

Value	Value
Short-Term Investments	1.3%
Mortgage-backed securities	4.3%
Non-U.S. government agency obligations	9.0%
Asset-backed securities	13.1%
Corporate bonds	67.0%

Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Brazil Notas do Tesouro Nacional, 10.000%, due 01/01/35	4.1%
Extra Space Storage LP, 5.400%, due 02/01/34	1.7
Regal Rexnord Corp., 6.300%, due 02/15/30	1.5
Global Payments, Inc., 5.400%, due 08/15/32	1.4
Boeing Co., 6.528%, due 05/01/34	1.4

Material Fund Change [Text Block]

Notable Fund Changes

The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended June 30, 2024.

The annual fund operating expenses declined by 0.06% from June 30, 2024 to June 30, 2025, because the expenses for the fiscal year ended June 30, 2024, included costs related to a special meeting of the Fund’s shareholders borne by the Fund. These shareholder meeting related expenses were accrued for and fully expensed during the fiscal year ended June 30, 2024. The Fund is not required to hold annual meetings of shareholders, and one was not held during the fiscal year ended June 30, 2025.

Material Fund Change Expenses [Text Block]

The annual fund operating expenses declined by 0.06% from June 30, 2024 to June 30, 2025, because the expenses for the fiscal year ended June 30, 2024, included costs related to a special meeting of the Fund’s shareholders borne by the Fund. These shareholder meeting related expenses were accrued for and fully expensed during the fiscal year ended June 30, 2024. The Fund is not required to hold annual meetings of shareholders, and one was not held during the fiscal year ended June 30, 2025.

Summary of Change Legend [Text Block]	The below is a summary of certain changes that occurred since the Fund's prior fiscal year ended June 30, 2024.